Consolidated Statements of Comprehensive Loss - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Profit or loss [abstract]
Revenue	$ 45,020,570	$ 48,493,897	$ 35,838,780
Cost of revenue	(31,041,513)	(30,755,340)	(23,187,396)
Gross profit	13,979,057	17,738,557	12,651,384
Sales, general and administrative expenses	(21,227,326)	(62,004,194)	(16,421,386)
Research and development expenses	(3,124,214)	(3,052,515)	(3,327,185)
Impairment loss on intangible assets	(39,211,519)	(29,026,050)	(298,424)
Operating loss	(49,584,002)	(76,344,202)	(7,395,611)
Interest income	18,557	21,773	19,340
Other income	410,403	58,024	409,555
Other gains and losses	486,937	(851,689)	5,458,803
Finance costs	(927,622)	(8,167,872)	(298,958)
Loss before income tax	(49,595,727)	(85,283,966)	(1,806,871)
Income tax benefit	5,038,864	307,246	591,082
Loss for the year	(44,556,863)	(84,976,720)	(1,215,789)
Unrealized gain on valuation of financial assets at fair value through other comprehensive income	(70,023)	10,340
Income tax effect on components that will not be reclassified to profit and loss	5,229	(2,814)
Component of other comprehensive income (loss) that will not be reclassified to profit and loss	(64,794)	7,526
Exchange differences on translation of foreign operations	112,300	(210,223)	(41,644)
Components of other comprehensive income (loss) that will be reclassified to profit or loss	112,300	(210,223)	(41,644)
Other comprehensive loss, net of income tax	47,506	(202,697)	(41,644)
Total comprehensive loss for the year	(44,509,357)	(85,179,417)	(1,257,433)
LOSS ATTRIBUTABLE TO:
Owners of the parent	(44,550,818)	(85,004,692)	(804,977)
Non-controlling interests	(6,045)	27,972	(410,812)
Profit (loss)	(44,556,863)	(84,976,720)	(1,215,789)
TOTAL COMPREHENSIVE LOSS ATTRIBUTABLE TO:
Owners of the parent	(44,503,566)	(85,190,133)	(837,737)
Non-controlling interests	(5,791)	10,716	(419,696)
Total comprehensive loss for the year	$ (44,509,357)	$ (85,179,417)	$ (1,257,433)
Loss per share – basic (in Dollars per share)	$ (25.91)	$ (69.27)	$ (0.87)
Loss per share – diluted (in Dollars per share)	$ (25.91)	$ (69.27)	$ (0.87)